Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company’s future commitments by contractual maturity on June 30, 2025:

	Payments by Period
		Less than a			More than
(in Euros)	Total	year	1 to 3 years	4 to 5 years	5 years
OSR office rent	€16,141	€16,141	€-	€-	€-
AGC manufacturing	3,085,053	2,853,386	231,667	-	-
Insurance policies	4,664	4,664	-	-	-
Total	€3,105,858	€2,874,191	€231,667	€-	€-